Asset Under Development (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Opening asset under development balance	$ 434,248
Closing asset under development balance	693,004	$ 434,248
Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Opening asset under development balance	434,248	20,000
Additions		372,849
Transfer from vessels and equipment, net		0
Transfer from other non-current assets		31,048
Interest costs capitalized		10,351
Closing asset under development balance	693,004	$ 434,248
Gimi And Golar Viking Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Additions	148,544
Interest costs capitalized	16,827
Golar Viking Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Transfer from vessels and equipment, net	77,172
Transfer from other non-current assets	$ 16,213